STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated February 1, 2011

Prospectus Dated April 30, 2010

State Street Institutional Liquid Reserves Fund
State Street Institutional Tax Free Money Market Fund
State Street Institutional U.S. Government Money Market Fund
State Street Institutional Treasury Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
Institutional Class

Effective February 1, 2011, the Funds have retained the Adviser as administrator for a fee of 0.05% of each Fund’s average daily net assets, and the Adviser has contractually agreed to waive a portion of the Management Fees paid by the each of the Portfolios and each of the Funds by 0.05% through January 31, 2012. As a result, the following information supplements the prospectus referenced above:

The following replaces the table and footnotes on page 3 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.17%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 6 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.11%

Total Annual Fund Operating Expenses	0.21%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.16%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 9 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.18%

Fee Waiver and/or Expense Reimbursement(2)	(0.06)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 12 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.18%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.13%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 14 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.20%

Fee Waiver and/or Expense Reimbursement(2)	(0.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the first paragraph on page 25 under the section “The Adviser”:

State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.070% for Tax Free Money Market Portfolio, 0.089% for U.S. Government Portfolio, 0.075% for Treasury Portfolio and 0.072% for Treasury Plus Portfolio. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company. Effective February 1, 2011, SSgA FM has contractually agreed to waive a portion of the management fees paid by the Funds and the Portfolios by 0.05% of the average daily net assets of the respective Portfolio or Fund. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

The following replaces the section “The Administrator and Custodian” on page 25:

The Administrator, Sub-Administrator and Custodian.  Effective February 1, 2011, the Funds have retained the Adviser as administrator for a fee of 0.05% of each Fund’s average daily net assets. Effective February 1, 2011 State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator and custodian for the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated February 1, 2011

Prospectus Dated April 30, 2010

State Street Institutional Liquid Reserves Fund
State Street Institutional Tax Free Money Market Fund
State Street Institutional U.S. Government Money Market Fund
State Street Institutional Treasury Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
Investment Class

Effective February 1, 2011, the Funds have retained the Adviser as administrator for a fee of 0.05% of each Fund’s average daily net assets, and the Adviser has contractually agreed to waive a portion of the Management Fees paid by each of the Money Market Portfolios and each of the Funds by 0.05% through January 31, 2012. As a result, the following information supplements the prospectus referenced above:

The following replaces the table and footnotes on page 3 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%
-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.52%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 6 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.11%
-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.56%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.51%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 9 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%
-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.53%

Fee Waiver and/or Expense Reimbursement(2)	(0.06)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 12 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%
-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.53%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.48%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 14 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.10%
-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.55%

Fee Waiver and/or Expense Reimbursement(2)	(0.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the first paragraph on page 25 under the section “The Adviser”:

State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.070% for Tax Free Money Market Portfolio, 0.089% for U.S. Government Portfolio, 0.075% for Treasury Portfolio and 0.072% for Treasury Plus Portfolio. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding portfolio or in another investment company. Effective February 1, 2011, SSgA FM has contractually agreed to waive a portion of the management fees paid by the Funds and the Portfolios by 0.05% of the average daily net assets of the respective Portfolio or Fund. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

The following replaces the section “The Administrator and Custodian” on page 25:

The Administrator, Sub-Administrator and Custodian.  Effective February 1, 2011, the Funds have retained the Adviser as administrator for a fee of 0.05% of each Fund’s average daily net assets. Effective February 1, 2011 State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator and custodian for the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated February 1, 2011

Prospectus Dated April 30, 2010

State Street Institutional Liquid Reserves Fund
State Street Institutional Tax Free Money Market Fund
State Street Institutional U.S. Government Money Market Fund
State Street Institutional Treasury Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
Service Class

Effective February 1, 2011, the Funds have retained the Adviser as administrator for a fee of 0.05% of each Fund’s average daily net assets, and the Adviser has contractually agreed to waive a portion of the Management Fees paid by the each of the Money Market Portfolios and each of the Funds by 0.05% through January 31, 2012. As a result, the following information supplements the prospectus referenced above:

The following replaces the table and footnotes on page 3 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.07%

-Service Fee	0.05%

Total Annual Fund Operating Expenses	0.22%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.17%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 6 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.11%

-Service Fee	0.05%

Total Annual Fund Operating Expenses	0.26%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.21%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 9 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.08%

-Service Fee	0.05%

Total Annual Fund Operating Expenses	0.23%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.18%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 12 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.08%

-Service Fee	0.05%

Total Annual Fund Operating Expenses	0.23%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.18%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 14 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.10%

-Service Fee	0.05%

Total Annual Fund Operating Expenses	0.25%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.20%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the first paragraph on page 24 under the section “The Adviser”:

State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.070% for Tax Free Money Market Portfolio, 0.089% for U.S. Government Portfolio, 0.075% for Treasury Portfolio and 0.072% for Treasury Plus Portfolio. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company. Effective February 1, 2011, SSgA FM has contractually agreed to waive a portion of the management fees paid by the Funds and the Portfolios by 0.05% of the average daily net assets of the respective Portfolio or Fund. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

The following replaces the section “The Administrator and Custodian” on page 24:

The Administrator, Sub-Administrator and Custodian.  Effective February 1, 2011, the Funds have retained the Adviser as administrator for a fee of 0.05% of each Fund’s average daily net assets. Effective February 1, 2011 State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator and custodian for the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Prospectus Dated April 30, 2010
As Supplemented on February 1, 2011

State Street Institutional Liquid Reserves Fund
State Street Institutional U.S. Government Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
Institutional Class

Effective February 1, 2011, the Funds have retained the Adviser as administrator for a fee of 0.05% of each Fund’s average daily net assets, and the Adviser has contractually agreed to waive a portion of the Management Fees paid by each of the Money Market Portfolios and each of the Funds by 0.05% through January 31, 2012. As a result, the following information supplements the prospectus referenced above:

The following replaces the table and footnotes on page 3 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.17%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 6 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.18%

Fee Waiver and/or Expense Reimbursement(2)	(0.06)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 9 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.20%

Fee Waiver and/or Expense Reimbursement(2)	(0.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed

0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the first paragraph on page 17 under the section “The Adviser”:

State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.089% for U.S. Government Portfolio and 0.072% for Treasury Plus Portfolio. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company. Effective February 1, 2011, SSgA FM has contractually agreed to waive a portion of the management fees paid by the Funds and the Portfolios by 0.05% of the average daily net assets of the respective Portfolio or Fund. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

The following replaces the section “The Administrator and Custodian” on page 17:

The Administrator, Sub-Administrator and Custodian.  Effective February 1, 2011, the Funds have retained the Adviser as administrator for a fee of 0.05% of each Fund’s average daily net assets. Effective February 1, 2011 State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator and custodian for the Funds.

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State Street Institutional Investment Trust

Institutional Liquid Reserves Fund, Investment Class (SSVXX)
U.S. Government Money Market Fund, Investment Class (GVVXX)
Treasury Plus Money Market Fund, Investment Class (TPVXX)

offered through

Neuberger Berman Management LLC

Supplement Dated February 1, 2011
Prospectus Dated April 30, 2010

Effective February 1, 2011, the Funds have retained the Adviser as administrator for a fee of 0.05% of the Fund’s average daily net assets, and the Adviser has contractually agreed to waive a portion of the Management Fees paid by each of the Money Market Portfolios and each of the Funds by 0.05% through January 31, 2012. As a result, the following information supplements the prospectus referenced above:

The following replaces the table and footnotes on page 3 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%

-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.52%

Fee Waiver and/or Expense Reimbursement(2)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 6 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%

-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.53%

Fee Waiver and/or Expense Reimbursement(2)	(0.06)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 9 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.10%

-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.55%

Fee Waiver and/or Expense Reimbursement(2)	(0.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

2

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the first paragraph on page 17 under the section “The Adviser”:

State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.089% for U.S. Government Portfolio and 0.072% for Treasury Plus Portfolio. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company. Effective February 1, 2011, SSgA FM has contractually agreed to waive a portion of the management fees paid by the Funds and the Portfolios by 0.05% of the average daily net assets of the respective Portfolio or Fund. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

The following replaces the section “The Administrator and Custodian” on page 17:

The Administrator, Sub-Administrator and Custodian.  Effective February 1, 2011, the Money Market Funds have retained the Adviser as administrator for a fee of 0.05% of each Money Market Fund’s average daily net assets. Effective February 1, 2011 State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator and custodian for the Money Market Funds.

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3

Van Eck Money Fund

A Private Label of
Investment Class Shares of the
State Street Institutional Treasury Plus Money Market Fund

Advised by SSgA Funds Management, Inc.,
a subsidiary of State Street Corporation

Supplement Dated February 1, 2011

Prospectus Dated April 30, 2010

Effective February 1, 2011, the Fund has retained the Adviser as administrator for a fee of 0.05% of the Fund’s average daily net assets, and the Adviser has contractually agreed to waive a portion of the Management Fee paid by the Portfolio and the Fund by 0.05% through January 31, 2012. As a result, the following information supplements the prospectus referenced above:

The following replaces the table and footnotes on page 1 under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.10%

-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.55%

Fee Waiver and/or Expense Reimbursement(2)	(0.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	Effective February 1, 2011 the Adviser has contractually agreed to reduce the Management Fee payable by 0.05% of the Fund’s average daily net assets, through January 31, 2012; this arrangement may not be terminated prior to that date without the consent of the Board. The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. This contractual undertaking may be terminated prior to April 30, 2011 only with the consent of the Fund’s Board of Trustees.

The following replaces the first paragraph under the section “The Adviser” on page 6:

State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly for compensation paid, at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.072% for Treasury Plus Portfolio. The Adviser does not receive any management fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company. Effective February 1, 2011, SSgA FM has contractually agreed to waive a portion of the Management Fees paid by the Fund and the Portfolio by 0.05% of the Portfolio’s or Fund’s average daily net assets. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that the Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolio’s investments.

The following replaces the section “The Administrator and Custodian” on page 6:

The Administrator, Sub-Administrator and Custodian.  Effective February 1, 2011, the Fund has retained the Adviser as administrator for a fee of 0.05% of the Fund’s average daily net assets. Effective February 1, 2011 State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator and custodian for the Fund.

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2

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated February 1, 2011

STATEMENT OF ADDITIONAL INFORMATION

Dated April 30, 2010

State Street Institutional Liquid Reserves Fund Institutional Class (SSIXX)
State Street Institutional Liquid Reserves Fund Investment Class (SSVXX)
State Street Institutional Liquid Reserves Fund Service Class (LRSXX)
State Street Institutional U.S. Government Money Market Fund Institutional Class (GVMXX)
State Street Institutional U.S. Government Money Market Fund Investment Class (GVVXX)
State Street Institutional U.S. Government Money Market Fund Service Class (GVSXX)
State Street Institutional Tax Free Money Market Fund Institutional Class (SSTXX)
State Street Institutional Tax Free Money Market Fund Investment Class (TFVXX)
State Street Institutional Tax Free Money Market Fund Service Class (TASXX)
State Street Institutional Treasury Money Market Fund Institutional Class (TRIXX)
State Street Institutional Treasury Money Market Fund Investment Class (TRVXX)
State Street Institutional Treasury Money Market Fund Service Class (TYSXX)
State Street Institutional Treasury Plus Money Market Fund Institutional Class (TPIXX)
State Street Institutional Treasury Plus Money Market Fund Investment Class (TPVXX)
State Street Institutional Treasury Plus Money Market Fund Service Class (TPSXX)

Effective February 1, 2011, the Money Funds have retained the Adviser as administrator for a fee of 0.05% of each Money Fund’s average daily net assets, and the Adviser has contractually agreed to waive a portion of the management fee paid by each of the Money Portfolios and each of the Money Funds by 0.05% through January 31, 2012. As a result, the following information supplements the Statement of Additional Information referenced above:

In the section entitled “Investment Advisory Agreements” beginning on page 30, the following disclosure is added after the last paragraph on page 31:

Effective February 1, 2011, SSgA FM has contractually agreed to waive 0.05% of the investment advisory fees receivable from each Money Fund’s average daily net assets. SSgA FM does not receive any investment advisory fees from a Money Fund so long as the Money Fund invests substantially all of its assets in a Money Portfolio or in another investment company with essentially the same investment objectives and policies as the Money Fund.

The first paragraph of the section entitled “Administrator, Custodian and Transfer Agent” beginning on page 32 is replaced in its entirety with the following with respect to the Money Funds:

Effective February 1, 2011, SSgA FM will serve as the administrator for the Money Funds pursuant to the Administration Agreement. Under the Administration Agreement, SSgA FM is obligated to continuously provide business management services to the Trust and each Fund and will generally, subject to the general oversight of the Trustees and except as otherwise provided in the Administration Agreement, manage all of the business and affairs of the Trust.

Without limiting the generality of the foregoing, SSgA FM will supply the Trust and each Money Fund with the following services, among others, under the Administration Agreement: provide the Trust with adequate office space and all necessary office equipment and services; prepare and submit reports and meeting materials to the Board of Trustees and to existing shareholders for meetings of shareholders; assist the Funds in posting and maintaining required schedules of investments and related information on their websites; prepare reports relating to the business and affairs of the Trust as may be mutually agreed upon; provide to the Trust’s Board of Trustees periodic and special reports and recommendations; coordinate the meetings of the Board and its Committees; provide consultation on regulatory matters relating to portfolio management; act as liaison to legal counsel to the Trust; assist the Trust’s Chief Compliance Officer with issues regarding the Trust’s compliance program; perform certain compliance procedures for the Trust; provide consultation and advice for resolving compliance questions together with the Funds’ outside legal counsel; provide periodic testing of portfolios; maintain and preserve, or oversee the maintenance and preservation of, accounts, books, financial records and other documents as required by the 1940 Act, applicable federal and state laws and any other law or administrative rules or procedures which may be applicable to a Fund (including in accordance with generally accepted accounting principles to the extent required under applicable law); facilitate audits of accounts by a Fund’s independent public accountants; oversee the determination and publication of the Trust’s net asset value in accordance with the Trust’s policy as adopted from time to time by the Board; prepare the Trust’s federal, state and local income tax returns for review by the Trust’s independent accountants and filing by the Trust’s treasurer; review the calculation of, submit for approval by officers of the Trust and arrange for payment of the Trust’s expenses; and prepare and file with the SEC amendments to the Trust’s registration statement, including updating the Prospectus and Statement of Additional Information. Pursuant to the Administration Agreement, each Money Fund has agreed to a limitation on damages and to indemnify SSgA FM for liabilities incurred as a result SSgA FM’s appointment as administrator unless caused by SSgA FM’s gross negligence or willful misconduct. Prior to February 1, 2011, State Street served as the administrator for the Money Funds.

Sub-Administrator, Custodian and Transfer Agent

Effective February 1, 2011, State Street will serve as the sub-administrator for the Money Funds. Under the Sub-Administration Agreement for the Money Funds (the “State Street Administration Agreement”), State Street is obligated to provide administrative services to the Trust and the Funds. State Street will provide the following services, among others, to the Trust and the Funds under the Sub-Administration Agreement: supply and maintain office facilities (which may be in State Street’s own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, the Funds’ investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. State Street shall also provide such other services with respect to the Trust or a Fund as agreed with SSgA FM from time to time. Pursuant to the Sub-Administration Agreement and State Street Administration Agreement, each Money Fund has agreed to a limitation on damages and to indemnify the sub-administrator for liabilities incurred as a result SSgA FM’s appointment as administrator unless caused by SSgA FM’s gross negligence or willful misconduct.

The fifth paragraph of the section titled “Administrator, Custodian and Transfer Agent” on page 33 is replaced in its entirety with the following:

As consideration for SSgA FM’s services as administrator to each Money Fund, SSgA FM shall receive an annual fee of 0.05% of the average daily net assets of each Money Fund, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.

As consideration for State Street’s services as sub-administrator, custodian and accounting agent for each Money Fund, State Street shall receive annual fees, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

Annual Fee Schedule
$25,000 for Sub-Administration Services (payable by SSgA FM with respect to each Money Fund)
$12,600 for Custody and Accounting Services (payable by each Money Fund)

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